U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                               FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant of Rule 24f-2

         Read instructions at end of Form before preparing Form
                         Please print or type.

1.       Name and address of issuer:

         Capital Management Investment Trust
         105 North Washington Street, Post Office Drawer 69
         Rocky Mount, North Carolina  27802-0069

2.       Name of each series or class of funds for which this notice is filed:

         Capital Management Equity Fund - Investor Shares
         Capital Management Equity Fund - Institutional Shares

3.       Investment Company Act File Number:

         811-8822

         Securities Act File Number:

         33-85242

4.       Last day of fiscal year for which this notice is filed:

         November 30, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

         [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (See instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         0

9. Number and aggregate sale price of securities sold during the fiscal year:

         196,293 shares                        $2,137,776

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         196,293 shares                        $2,137,776

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


12.      Calculation of registration fee:

         (i)     Aggregate sale price of securities sold         $2,137,776
                 during the fiscal year in reliance on rule
                 24f-2 (from Item 10):

         (ii)    Aggregate price of shares issued in             +_____________
                 connection with dividend reinvestment plans
                 (from Item 11, if applicable):

         (iii)   Aggregate price of shares redeemed or           -_____________
                 repurchased during the fiscal year (if
                 applicable):

         (iv)    Aggregate price of shares redeemed or           +_____________
                 repurchased and previously applied as a
                 deduction to filing fees pursuant to rule
                 24e-2 (if applicable):

         (v)     Net aggregate price of securities sold and      ______________
                 issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

         (vi)    Multiplier prescribed by Section 6(b) of        X 1/29 of 1%
                 the Securities Act of 1933 or other
                 applicable law or regulation (see
                 Instruction C.6):

         (vii)   Fee due [line (i) or line (v) multiplied by     $737.16
                 line (vi)]:

Instruction:    Issuers should complete lines (ii), (iii), (iv), and (v) only if the for is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and other Procedures (17 CFR 202.3a).

         [  ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         February 1, 1996 - Wire Transfer

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       Frank P. Meadows III
                                Secretary
Date     February 1, 1996

*Please print the name and title of the signing officer below the signature.